Income Taxes (Deferred Income Taxes Liability Reflected In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Deferred Tax Assets, Net of Valuation Allowance, Current	$ 118	$ 23
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	939	1,116
Current deferred income tax liability	(3)	(59)
Net Deferred Income Tax Asset	$ 1,054	$ 1,080